Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Receipts from customers	$ 33,401,342	$ 120,000	$ 468,000
Payments to suppliers and employees	(37,801,842)	(1,294,241)	(1,131,380)
Interest received	157,873
Cash used in operations	(4,242,627)	(1,174,241)	(663,380)
Income taxes paid	(389,762)
Net cash used in operating activities	(4,632,389)	(1,174,241)	(663,380)
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(9,156,879)
Purchases of property, plant, equipment and intangible assets	(160,953)		(885)
Investments, deposits and loans to external parties	(207,690)	(24,000)
Net cash used in investing activities	(9,525,522)	(24,000)	(885)
Cash flows from financing activities
Proceeds from the issue of ordinary shares	4,999,877
Proceeds from borrowings	17,900,000	646,355	500,000
Repayment of borrowings	(2,190,392)	(10,000)	(69,805)
Promissory notes issued			(175,000)
Advances from / (repaid to) related parties		123,243	(189,800)
Principal element of lease payments	(66,655)	(18,910)	(1,569)
Interest paid	(868,589)	(29,082)	(43,490)
Net cash from financing activities	19,774,241	711,606	20,336
Net increase / (decrease) in cash and cash equivalents	5,616,330	(486,635)	(643,929)
Cash and cash equivalents at the beginning of the year	110,779	577,518	1,202,698
Effect of exchange rate changes on cash and cash equivalents	(59,929)	19,896	18,749
Cash and cash equivalents at the end of the year	$ 5,667,180	$ 110,779	$ 577,518